Cover	Feb. 05, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2021
Entity File Number	1-8097
Entity Registrant Name	Valaris plc
Entity Central Index Key	0000314808
Entity Tax Identification Number	98-0635229
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Cannon Place
Entity Address, Address Line Two	78 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4N6AF
City Area Code	44 (0)
Local Phone Number	20 7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	110 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4N6EU